SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2024 ₪ / shares $ / shares shares	Dec. 31, 2024 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	38,550	38,550
Weighted Average Exercise Price, Outstanding		$ 35.45
Number Exercisable, Exercisable | shares	37,830	37,830
Weighted Average Exercise Price, Exercisable		$ 34.18
20.01-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 20
Exercise Prices, maximum	$ 35
Number Outstanding | shares	24,509	24,509
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 1 month 28 days
Weighted Average Exercise Price, Outstanding		$ 24.84
Number Exercisable, Exercisable | shares	24,509	24,509
Weighted Average Exercise Price, Exercisable		$ 24.84
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 35.01
Exercise Prices, maximum	$ 50
Number Outstanding | shares	9,845	9,845
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 4 months 28 days
Weighted Average Exercise Price, Outstanding		$ 43.44
Number Exercisable, Exercisable | shares	9,845	9,845
Weighted Average Exercise Price, Exercisable		$ 43.44
50.01-70.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 50.01
Exercise Prices, maximum	$ 70
Number Outstanding | shares	2,036	2,036
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 6 months 29 days
Weighted Average Exercise Price, Outstanding		$ 53.61
Number Exercisable, Exercisable | shares	2,036	2,036
Weighted Average Exercise Price, Exercisable		$ 53.61
70.01-102.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 70.01
Exercise Prices, maximum	$ 102.35
Number Outstanding | shares	2,160	2,160
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 5 months 23 days
Weighted Average Exercise Price, Outstanding		$ 102.35
Number Exercisable, Exercisable | shares	1,440	1,440
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 102.35